Fair Value Of Financial Instruments (Estimated Fair Values Of Financial Instruments Not Measured At Fair Value On A Recurring Basis) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities purchased under agreements to resell	[1]	$ 512,220	$ 248,588
Held-to-maturity securities	[2]	3,710,478	3,040,554
Securities sold under agreements to repurchase	[3]	233,704	268,546
Bank deposits		13,411,935	11,527,483
Borrowings		256,000	377,000
Senior notes		1,014,940	795,891
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash		618,842	877,295
Cash segregated for regulatory purposes		90,802	73,235
Securities purchased under agreements to resell		512,220	248,588
Held-to-maturity securities		3,710,478	3,040,554
Loans held for sale		226,068	228,588
Bank loans		6,953,328	5,633,804
Securities sold under agreements to repurchase		233,704	268,546
Bank deposits		12,702,746	11,092,185
Borrowings		256,000	377,000
Federal Home Loan Bank advances		745,000	500,000
Senior notes		1,044,768	799,632
Debentures to Stifel Financial Capital Trusts		64,962	52,525
Fair Value, Measurements, Nonrecurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash		618,842	877,295
Cash segregated for regulatory purposes		90,802	73,235
Securities purchased under agreements to resell		428,740	227,983
Securities sold under agreements to repurchase		92,278	149,881
Borrowings		256,000	377,000
Federal Home Loan Bank advances		745,000	500,000
Senior notes		1,044,768	799,632
Fair Value, Measurements, Nonrecurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities purchased under agreements to resell		83,480	20,605
Held-to-maturity securities		3,517,781	2,830,869
Loans held for sale		226,068	228,588
Bank loans		6,953,328	5,633,804
Securities sold under agreements to repurchase		141,426	118,665
Bank deposits		12,702,746	11,092,185
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Held-to-maturity securities		192,697	209,685
Debentures to Stifel Financial Capital Trusts		$ 64,962	$ 52,525

[1]	Collateral received includes securities received by our company from the counterparty. These securities are not included on the consolidated statements of financial condition unless there is an event of default. The fair value of securities pledged as collateral was $509.4 million and $248.5 million at December 31, 2017 and 2016, respectively.
[2]	Held-to-maturity securities are carried in the consolidated statements of financial condition at amortized cost, and the changes in the value of these securities, other than impairment charges, are not reported on the consolidated financial statements.
[3]	Collateral pledged includes the fair value of securities pledged by our company to the counter party. These securities are included on the consolidated statements of financial condition unless we default. Collateral pledged by our company to the counter party includes U.S. government agency securities, U.S. government securities, and corporate fixed income securities with market values of $241.4 million and $299.3 million at December 31, 2017 and 2016, respectively.